Earnings Per Share - Narrative (Details) - shares		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Earnings Per Share [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Nonvested Shares with Forfeitable Dividends	17,433
Weighted-average warrants outstanding excluded from EPS, shares		877,233	3,372,145	11,965,432
Anti-dilutive common share equivalents excluded from EPS, shares		2,002,476	651,774	58,355